Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments under Operating leases for Property and Equipment

As of December 31, 2011, the Company had the following commitments under operating leases for property and equipment for each of the next five years:

Year	Amount
2012	$2,006,155
2013	650,755
2014	466,558
2015	98,152
2016	38,174
Thereafter	—

$3,259,794